Restructuring Costs	6 Months Ended
Jun. 30, 2024
Restructuring Costs [Abstract]
Restructuring Costs

16.    Restructuring Costs

During the second quarter of 2024, management began considering necessary actions it may take due to its limited ability to raise additional capital or generate cash flows from operations to support future operations and growth. On May 10, 2024, the Company significantly reduced its headcount across Product, Engineering, Manufacturing, and General & Administrative functions as a cost saving and cash preserving measure. Additionally, other cost saving measures were implemented, including preparing assets for sale, negotiating lease terminations and accounts payables balances, and cleaning and vacating unneeded leased space.

Severance and other benefits were provided to employees terminated in this action during the three months ended June 30, 2024, totally $0.8 million, with no future amounts accrued or expected to be paid. Additionally, costs of $0.02 million for clean-up of the leased warehouse facility in Mesa, Arizona were incurred during the three months ended June 30, 2024. These costs are included in general and administrative expenses in the condensed consolidated statements of operations.

Management also assessed long-lived fixed assets and lease ROU assets held for use for indicators of impairment and recorded resulting losses during the three months ended June 30, 2024. See Note 4 — Assets Held for Sale, Note 5 — Fixed Assets and Note 11 — Leases for information about the above actions.

The following table presents the effects of the above actions on the condensed consolidated statements operations for the three and six months ended June 30, 2024 (in thousands):

	Severance	Warehouse Clean-Up	Impairment of Lease ROU Assets and Related Improvements (Note 5 and Note 11)	Impairment of held for sale assets (Note 4)	Total
General and administrative	$799	$21	$—	$—	$820
Total operating expenses	799	21	—	—	820

Impairment of long-lived assets	—	—	(1,128)	—	(1,128)
Impairment of held for sale assets	—	—	—	(603)	(603)
Total other (loss) income, net	—	—	(1,128)	(603)	(1,731)

Net loss	$(799)	$(21)	$(1,128)	$(603)	$(2,551)